Consolidated Statements of Financial Position ¥ in Thousands, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jul. 14, 2022 CNY (¥)	Jul. 14, 2022 USD ($)	Jul. 07, 2022 CNY (¥)	Jul. 07, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ASSETS
Cash at bank	¥ 29,903,846	¥ 39,695,914	¥ 43,939,270					¥ 34,768,988
Restricted cash	14,132,034	13,416,615	27,086,721					30,928,163
Financial assets held under resale agreements	657,033	28,834	40,023					7,899,527
Financial assets at fair value through profit or loss	20,355,814	24,763,205	31,914,128					28,246,412
Financial assets at fair value through other comprehensive income	1,156,095	0	0
Financial assets at amortized cost	1,499,000	1,758,083	3,411,084					3,024,618
Accounts and other receivables and contract assets	6,216,650	7,347,687	15,822,058					22,153,894
Loans to customers	111,508,669	129,693,954	211,446,645					214,972,110
Deferred tax assets	6,773,586	5,731,640	5,000,309
Property and equipment	64,075	186,210	329,755					384,904
Investments accounted for using the equity method	0	2,609	39,271					459,496
Intangible assets	956,077	874,919	885,056					899,406	¥ 899,406
Right-of-use assets	306,599	419,590	767,701					823,124
Goodwill	9,175,539	8,911,445	8,911,445					8,918,108	8,918,108
Other assets	831,626	1,551,365	1,373,679					1,292,595
Total assets	203,536,643	234,382,070	350,967,145					359,661,258
LIABILITIES
Payable to platform investors	721,558	985,761	1,569,367					2,747,891
Borrowings	51,114,575	38,823,284	36,915,513					25,927,417
Bonds payable	0	0	2,143,348	¥ 2,013,000	$ 300	¥ 2,013,000	$ 300
Customer deposits	3,933,750	0	0
Current income tax liabilities	782,352	801,606	1,986,189					8,217,309
Accounts and other payables and contract liabilities	7,492,550	8,451,662	12,828,167					8,805,909
Payable to investors of consolidated structured entities	42,795,624	79,458,267	176,352,333					194,250,107
Financing guarantee liabilities	4,217,979	4,185,532	5,763,369					2,697,109
Deferred tax liabilities	333,560	492,125	539,651
Lease liabilities	302,867	404,518	760,626					811,248
Convertible promissory notes payable	6,174,050	5,650,268	5,164,139					10,669,498
Optionally convertible promissory notes	0	0	8,142,908					7,405,103
Financial assets sold under repurchase agreements	782,459	1,307,395	3,343,950					620,297
Other liabilities	1,287,562	1,327,993	1,779,645					2,383,836
Total liabilities	119,938,886	141,888,411	257,289,205					265,293,837
EQUITY
Share capital	117	75	75					75
Share premium	27,027,846	32,142,233	32,073,874					33,365,786
Treasury shares	(5,642,768)	(5,642,768)	(5,642,769)					(5,560,104)
Other reserves	1,591,448	1,769,185	3,771,768					10,918,331	10,918,331
Retained earnings	58,796,059	62,666,679	61,857,055					54,121,797
Total equity attributable to owners of the Company	81,772,702	90,935,404	92,060,003					92,845,885
Non-controlling interests	1,825,055	1,558,255	1,617,937					1,521,536
Total equity	83,597,757	92,493,659	93,677,940					94,367,421	¥ 94,367,421
Total liabilities and equity	¥ 203,536,643	¥ 234,382,070	¥ 350,967,145					¥ 359,661,258